INVENTORY (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory consisted of the following at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials and work in progress	$1,488	$380
Finished goods	560	83
Total inventory	$2,048	$463